OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Operating Leases
OPERATING LEASES

NOTE 9 – OPERATING LEASES

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). All contracts are evaluated to determine whether or not they represent a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has operating leases primarily consisting of facilities with remaining lease terms of one year to three years. The lease term represents the period up to the early termination date unless it is reasonably certain that the Company will not exercise the early termination option.

Leases are classified as finance or operating in accordance with the guidance in ASC 842. The Company does not hold any finance leases as of December 31, 2024, 2023 and 2022.

The Company also has certain leases related to equipment and tools. A short-term lease is a lease with a term of 12 months or less and does not include the option to purchase the underlying asset that we would expect to exercise. The Company has elected to adopt the short-term lease exemption in ASC 842 and as such has not recognized a “right of use” asset or lease liability for these short-term leases.

The Company’s lease agreements generally do not provide an implicit borrowing rate, therefore, the incremental borrowing rate (“IBR”) on a collateralized basis for a similar term as the underlying lease was used at lease commencement date for purposes of determining the present value of lease payments. As of December 31, 2024, there was no update to an incremental borrowing rate at 10%, which was a 3-year tenure secured borrowing rate as quoted by a local bank.

The components of lease expense were as follows for each of the periods presented:

	December 31, 2024	December 31, 2023	December 31, 2022
Operating lease expense	$700,064	472,777	$353,997
Short-term lease expense	186,577	939,500	1,061,609
Total operating lease costs	886,641	1,412,277	1,415,606
Other information
Operating cash flows used in operating leases	373,680	373,680	323,099
Weighted average remaining lease term (in years)	1.83	2.00	1.38
Weighted average discount rate	10%	10%	6%

Future lease payments included in the measurement of operating lease liabilities as of December 31, 2024 is as follows:

December 31, 2024
2025	$586,107
2026	302,945
2027	81,193
970,245
Less: discount on operating lease liabilities	(88,606)
Present value of operating lease liabilities	881,639
Less: Current portion of operating lease liabilities	556,756
Non-current portion of operating lease liabilities	324,883